Net Loss Per Share	12 Months Ended
Dec. 31, 2012
NET LOSS PER SHARE [Abstract]
Net Loss Per Share Disclosure

18. NET LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share (1 ADS = 100 Shares):

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012

Numerator:
Net loss attributable to Ku6 Media Co., Ltd. ordinary shareholders from continuing operations	(52,858,278)	(49,343,907)	(9,491,138)
Net income attributable to Ku6 Media Co., Ltd. ordinary shareholders from discontinued operations	1,348,014	—	—
Net loss attributable to Ku6 Media Co., Ltd.	(51,510,264)	(49,343,907)	(9,491,138)
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	3,096,421,097	4,265,277,638	4,901,279,176
Dilutive effect of potential ordinary shares	—	—	—
Weighted average ordinary shares outstanding for diluted calculation	3,096,421,097	4,265,277,638	4,901,279,176

Weighted-average ADS used in per basic ADS calculations	30,964,211	42,652,776	49,012,792
Dilutive effect of potential ordinary shares	—	—	—
Weighted-average ADS used in per diluted ADS calculations	30,964,211	42,652,776	49,012,792

Loss per share — basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	(0.02)	(0.01)	(0.00)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	0.00	—	—
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per share — basic and diluted	(0.02)	(0.01)	(0.00)

Loss per ADS — basic and diluted
Loss from continuing operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	(1.71)	(1.16)	(0.19)
Income from discontinued operations attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	0.04	—	—
Loss attributable to Ku6 Media Co., Ltd. ordinary shareholders per ADS — basic and diluted	(1.67)	(1.16)	(0.19)

Incremental ordinary shares with dilutive effect are calculated using the treasury stock method for stock options. Under the treasury stock method, the proceeds from the assumed conversion of options are used to repurchase outstanding ordinary shares using the average fair value for the period.  For incremental ordinary shares associated with convertible debt, dilution is calculated (if necessary) using the if-converted method, which assumes conversion at the beginning of the annual period (or date of issuance of the related debt, if later).

For all periods presented, all potentially dilutive securities associated with the Company’s convertible bond which was issued in Q2 2011 and extinguished in Q3 2011 (Note 1) and all stock options (Note 16) have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the presence of a net loss in each period as the inclusion of such potential common shares would be anti-dilutive.